5. CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Convertible notes payable

Convertible Notes Payable consisted of the following at September 30, 2014:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Current Portion:
October & November 2009 10% Convertible Notes	$50,000	$–	$50,000	$28,598
April 2010 10% Convertible Note	75,000	–	75,000	35,188
July and August 2011 10% Convertible Notes, past due	283,421	–	283,421	96,728
Law Firm Note	75,000	–	75,000	9,479
Total – Convertible Notes Payable – Current Portion	483,422	–	483,422	169,993

Convertible Notes Payable – Non-Current Portion:
Amended and Restated Series A 12% Convertible Notes	225,000	–	225,000	9,000
September 2010 12% Convertible Notes	317,072	–	317,072	9,513
April 2011 12% Convertible Notes	448,448	–	448,448	13,454
Total – Convertible Notes Payable – Non-Current Portion	990,520	–	990,520	31,967
Total Convertible Notes Payable	$1,473,941	$–	$1,473,941	$201,960

Convertible Notes Payable consisted of the following at March 31, 2014:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Current Portion:
Amended and Restated Series A 12% Convertible Notes, past due	$885,000	$–	$885,000	$575,250
2008 10% Convertible Notes, past due	25,000	–	25,000	19,167
October & November 2009 10% Convertible Notes	50,000	–	50,000	26,097
April 2010 10% Convertible Note	75,000	–	75,000	31,438
July and August 2011 10% Convertible Notes, past due	257,655	–	257,655	90,256
Law Firm Note	75,000	–	75,000	7,604
Total – Convertible Notes Payable – Current Portion	1,367,655	–	1,367,655	749,812

Convertible Notes Payable – Non-Current Portion:
September 2010 12% Convertible Notes	317,072	–	317,072	35,034
April 2011 12% Convertible Notes	448,448	–	448,448	12,117
September 2011 12% Convertible Notes	10,931	–	10,931	–
Total – Convertible Notes Payable – Non-Current Portion	776,451	–	776,451	47,151
Total Convertible Notes Payable	$2,144,106	$–	$2,144,106	$796,963

Convertible Notes Payable consisted of the following at March 31, 2014:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Current Portion:
Amended and Restated Series A 12% Convertible Notes, past due	$885,000	$–	$885,000	$575,250
2008 10% Convertible Notes, past due	25,000	–	25,000	19,167
October & November 2009 10% Convertible Notes	50,000	–	50,000	26,097
April 2010 10% Convertible Note	75,000	–	75,000	31,438
July and August 2011 10% Convertible Notes, past due	257,655	–	257,655	90,256
Law Firm Note	75,000	–	75,000	7,604
Total – Convertible Notes Payable – Current Portion	1,367,655	–	1,367,655	749,812

Convertible Notes Payable – Non-Current Portion:
September 2010 12% Convertible Notes	317,072	–	317,072	35,034
April 2011 12% Convertible Notes	448,448	–	448,448	12,117
September 2011 12% Convertible Notes	10,931	–	10,931	--
Total – Convertible Notes Payable – Non-Current Portion	776,451	–	776,451	47,151
Total Convertible Notes Payable	$2,144,106	$–	$2,144,106	$796,96

Convertible Notes Payable consisted of the following at March 31, 2013:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Amended and Restated Series A 12% Convertible Notes, past due	$885,000	$–	$885,000	$398,250
2008 10% Convertible Notes, past due	25,000	–	25,000	15,417
December 2006 10% Convertible Notes, past due	17,000	–	17,000	15,888
October & November 2009 10% Convertible Notes	50,000	(389)	49,611	20,000
April 2010 10% Convertible Note	75,000	(3,895)	71,105	23,938
September 2010 10% Convertible Notes, past due	308,100	–	308,100	52,393
April 2011 10% Convertible Notes, past due	400,400	–	400,400	100,100
July and August 2011 10% Convertible Notes, $257,656 past due	357,655	–	357,655	68,704
September 2011 Convertible Notes, past due	178,760	–	178,760	–
Law Firm Note	75,000	–	75,000	3,854
Total – Convertible Notes Payable	$2,371,915	$(4,284)	$2,367,631	$698,544

Activity in Convertible Notes

The following table shows the conversions into principal of the October and November 2009 Convertible Notes by fiscal year:

Activity in October & November 2009 10% Convertible Notes
Initial principal balance	$450,250
Conversions during the fiscal year ended March 31, 2010	(70,000)
Conversions during the fiscal year ended March 31, 2011	(175,000)
Conversions during the fiscal year ended March 31, 2012	(130,250)
Conversions during the fiscal year ended March 31, 2013	(25,000)
Conversions during the fiscal year ended March 31, 2014	--
Balance as of March 31, 2014	$50,000

The following table shows the activity in the September 2010 10% Convertible Notes by fiscal year:

Activity in the September 2010 10% Convertible Notes
Initial principal balance	$743,600
Conversions during the fiscal year ended March 31, 2012	(405,500)
Conversions during the fiscal year ended March 31, 2013	(30,000)
Conversions during the fiscal year ended March 31, 2014	(25,000)
Increase in principal balance due to 12% extension fee	33,972
Balance as of March 31, 2014	$317,072

The following table shows the conversions into principal of the September 2011 Convertible Notes by fiscal year:

Activity in the September 2011 Convertible Notes
Initial principal balance	$253,760
Conversions during the fiscal year ended March 31, 2012	(15,000)
Conversions during the fiscal year ended March 31, 2013	(60,000)
Conversions during the fiscal year ended March 31, 2014	(169,000)
Increase in principal balance due to extension fee	1,171
Balance as of March 31, 2014	$10,931

October and November 2009 10% Convertible Notes [Member]
Activity in Convertible Notes

The following table shows the conversions into principal of the October and November 2009 10% Convertible Notes by fiscal year:

Activity in October & November 2009 10% Convertible Notes
Initial principal balance	$450,250
Conversions during the fiscal year ended March 31, 2010	(70,000)
Conversions during the fiscal year ended March 31, 2011	(175,000)
Conversions during the fiscal year ended March 31, 2012	(130,250)
Conversions during the fiscal year ended March 31, 2013	(25,000)
Conversions during the fiscal year ended March 31, 2014	–
Conversions during the six months ended September 30, 2014	–
Balance as of September 30, 2014	$50,000

September 2010 12% Convertible Notes [Member]
Activity in Convertible Notes

The following table shows the activity in the September 2010 10% Convertible Notes by fiscal year:

Activity in the September 2010 10% Convertible Notes
Initial principal balance	$743,600
Conversions during the fiscal year ended March 31, 2012	(405,500)
Conversions during the fiscal year ended March 31, 2013	(30,000)
Conversions during the fiscal year ended March 31, 2014	(25,000)
Increase in principal balance due to 12% extension fee	33,972
Conversions during the six months ended September 30, 2014	–
Balance as of September 30, 2014	$317,072

September 2011 12% Convertible Notes [Member]
Activity in Convertible Notes

The following table shows the conversions into principal of the September 2011 Convertible Notes by fiscal year:

Activity in the September 2011 Convertible Notes
Initial principal balance	$253,760
Conversions during the fiscal year ended March 31, 2012	(15,000)
Conversions during the fiscal year ended March 31, 2013	(60,000)
Conversions during the fiscal year ended March 31, 2014	(169,000)
Increase in principal balance due to extension fee	1,171
Conversions during the six months ended September 30, 2014	(10,931)
Balance as of September 30, 2014	$–